Intangible Assets (Details 2) - 6 months ended Jun. 30, 2024	GBP (£)	USD ($)
Notes and other explanatory information [abstract]
378,163 ADSs issued at market value	£ 219	$ 274
Promissory note forgiven	197	250
Historical liabilities settled	655	820
Quarterly payment obligation	1,997	2,494
Recognised as intangible asset purchase (unaudited)	£ 3,068	$ 3,838